Provisions - United Kingdom Entities - Fair value of plan assets and plan assets allocation (Details) - United Kingdom - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity instruments
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	9.00%	12.00%	17.00%
Debt instruments
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	55.00%	46.00%	50.00%
Properties
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	10.00%	11.00%	10.00%
Other
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	26.00%	31.00%	23.00%
Plan Assets
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets at beginning of year	€ 14,755	€ 12,887	€ 13,239
Expected return on plan assets	296	376	326
Benefits paid	(443)	(441)	(489)
Contributions	274	244	209
Actuarial gains/(losses)	1,492	993	(285)
Exchange differences and other items	(799)	696	(113)
Fair value of plan assets at end of year	€ 15,575	€ 14,755	€ 12,887